Trade Payables	12 Months Ended
Dec. 31, 2024
Trade Payables [Abstract]
TRADE PAYABLES
NOTE 12:-	TRADE PAYABLES

	December 31,
	2024	2023
Accrued expenses	$608	$538
Open debts	208	264

	$816	$802